UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4989

Exact name of registrant as specified in charter: Voyageur Mutual Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders

The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELWARE TAX-FREE COLORADO FUND of the Registrant, information on which is included in the following shareholder reports.

Semiannual Report	Delaware
Tax-Free Arizona Fund
(Formerly Delaware Tax-Free
Arizona Insured Fund)

Delaware
Tax-Free California Fund

Delaware
Tax-Free Colorado Fund

Delaware
Tax-Free Idaho Fund

February 28, 2007

                                              Fixed income mutual funds

Table of contents

> Disclosure of Fund expenses	1
> Sector allocations and credit quality breakdowns	3
> Statements of net assets	5
> Statements of operations	18
> Statements of changes in net assets	19
> Financial highlights	21
> Notes to financial statements	33
> About the organization	40

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Delaware Tax-Free Arizona Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,026.70	0.77%	$3.87
Class B	1,000.00	1,022.90	1.52%	7.62
Class C	1,000.00	1,022.80	1.52%	7.62
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.98	0.77%	$3.86
Class B	1,000.00	1,017.26	1.52%	7.60
Class C	1,000.00	1,017.26	1.52%	7.60

Delaware Tax-Free California Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,032.10	0.90%	$4.53
Class B	1,000.00	1,028.20	1.65%	8.30
Class C	1,000.00	1,028.30	1.65%	8.30
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25

(continues)     1

Disclosure of Fund expenses

Delaware Tax-Free Colorado Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,028.60	0.95%	$4.78
Class B	1,000.00	1,024.80	1.70%	8.53
Class C	1,000.00	1,024.70	1.70%	8.53
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Class B	1,000.00	1,016.36	1.70%	8.50
Class C	1,000.00	1,016.36	1.70%	8.50

Delaware Tax-Free Idaho Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07
Actual Fund Return
Class A	$1,000.00	$1,027.50	0.87%	$4.37
Class B	1,000.00	1,023.80	1.62%	8.13
Class C	1,000.00	1,023.80	1.62%	8.13
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.48	0.87%	$4.36
Class B	1,000.00	1,016.76	1.62%	8.10
Class C	1,000.00	1,016.76	1.62%	8.10

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Arizona Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.92%
Corporate-Backed Revenue Bonds	4.13%
Education Revenue Bonds	7.45%
Electric Revenue Bonds	4.49%
Escrowed to Maturity Bonds	0.54%
Health Care Revenue Bonds	8.80%
Housing Revenue Bonds	1.71%
Lease Revenue Bonds	12.25%
Local General Obligation Bonds	4.11%
Pre-Refunded Bonds	26.58%
Special Tax Revenue Bonds	5.34%
State General Obligation Bonds	4.26%
Transportation Revenue Bonds	12.64%
Water & Sewer Revenue Bonds	5.62%
Short-Term Investments	1.83%
Total Value of Securities	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	80.32%
AA	4.09%
A	4.95%
BBB	9.29%
NR	1.35%
Total	100.00%

Delaware Tax-Free California Fund
Percentage
Sector	of Net Assets
Municipal Bonds	98.12%
Education Revenue Bonds	12.71%
Electric Revenue Bonds	1.72%
Health Care Revenue Bonds	11.17%
Housing Revenue Bonds	7.36%
Lease Revenue Bonds	7.18%
Local General Obligation Bonds	18.08%
Pre-Refunded Bonds	15.03%
Resource Recovery Revenue Bonds	3.80%
Special Tax Revenue Bonds	2.17%
State General Obligation Bonds	7.37%
Transportation Revenue Bonds	4.74%
Water & Sewer Revenue Bonds	6.79%
Short-Term Investments	0.90%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	41.12%
AA	11.96%
A	27.29%
BBB	11.33%
NR	8.30%
Total	100.00%

(continues)     3

Sector allocations and credit quality breakdowns

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Colorado Fund
Percentage
Sector	of Net Assets
Municipal Bonds	98.27%
Education Revenue Bonds	15.03%
Electric Revenue Bonds	1.86%
Escrowed to Maturity Bonds	2.17%
Health Care Revenue Bonds	14.40%
Housing Revenue Bonds	3.56%
Lease Revenue Bonds	5.30%
Local General Obligation Bonds	16.31%
Pre-Refunded Bonds	22.64%
Special Tax Revenue Bonds	2.72%
State General Obligation Bonds	3.64%
Transportation Revenue Bonds	9.53%
Water & Sewer Revenue Bonds	1.11%
Short-Term Investments	0.68%
Total Value of Securities	98.95%
Receivables and Other Assets Net of Liabilities	1.05%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	46.43%
AA	19.36%
A	12.02%
BBB	14.74%
B	0.71%
NR	6.74%
Total	100.00%

Delaware Tax-Free Idaho Fund
Percentage
Sector	of Net Assets
Municipal Bonds	97.36%
Corporate-Backed Revenue Bonds	7.51%
Education Revenue Bonds	14.95%
Electric Revenue Bonds	1.88%
Escrowed to Maturity Bonds	2.20%
Health Care Revenue Bonds	4.39%
Housing Revenue Bonds	7.94%
Lease Revenue Bonds	7.68%
Local General Obligation Bonds	24.34%
Pre-Refunded Bonds	10.00%
Special Tax Revenue Bonds	4.31%
State General Obligation Bonds	4.13%
Transportation Revenue Bonds	5.02%
Water & Sewer Revenue Bonds	3.01%
Short-Term Investments	0.32%
Total Value of Securities	97.68%
Receivables and Other Assets Net of Liabilities	2.32%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	58.92%
AA	3.56%
A	8.03%
BBB	22.28%
BB	3.08%
NR	4.13%
Total	100.00%

Statements of net assets

Delaware Tax-Free Arizona Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.92%
Corporate-Backed Revenue Bonds – 4.13%
Maricopa County Pollution Control
(Palo Verde Project) Series A
5.05% 5/1/29 (AMBAC)	$6,000,000	$6,322,920
		6,322,920
Education Revenue Bonds – 7.45%
Arizona State Board of Regents
Certificates of Participation
(University of Arizona -
Main Campus)
Series 2000 A-1
5.125% 6/1/25 (AMBAC)	1,250,000	1,308,975
Arizona State University
Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	3,000,000	3,177,930
Glendale Industrial Development
Authority Revenue
(Midwestern University)
Series A 5.875% 5/15/31	1,000,000	1,076,810
Northern Arizona University
Certificates of Participation
(Northern Arizona University
Research Project)
5.00% 9/1/30 (AMBAC)	1,500,000	1,598,910
South Campus Group Student
Housing Revenue (Arizona State
University South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	1,094,100
Tucson Industrial Development
Authority (University of Arizona -
Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	1,048,920
University of Arizona Certificates
of Participation (University of
Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	1,000,000	1,056,210
Series B 5.125% 6/1/22 (AMBAC)	1,000,000	1,055,240
		11,417,095
Electric Revenue Bonds – 4.49%
Energy Management Services
(Arizona State University -
Main Campus)
5.25% 7/1/17 (MBIA)	1,500,000	1,601,190
Puerto Rico Electric Power Authority
Revenue Series NN
5.00% 7/1/32 (MBIA)	2,500,000	2,649,450
Salt River Project Agricultural
Improvement & Power District
Electric System Revenue
Series A 5.00% 1/1/31	500,000	525,525
Series B 5.00% 1/1/31 (MBIA)	2,000,000	2,104,240
		6,880,405
Escrowed to Maturity Bonds – 0.54%
Maricopa County School District #14
(Creighton School Improvement
Project of 1990) Series C
6.50% 7/1/08 (FGIC)	455,000	472,012
Phoenix Street & Highway Revenue
6.50% 7/1/09 (AMBAC)	350,000	354,046
		826,058
Health Care Revenue Bonds – 8.80%
Glendale Industrial Development
Authority Hospital Revenue
5.00% 12/1/35	1,000,000	1,029,950
Maricopa County Industrial
Development Authority Revenue
(Catholic Healthcare West)
Series A 5.50% 7/1/26	1,000,000	1,081,010
(Mayo Clinic) 5.00% 11/15/36	1,000,000	1,058,580
(Senior Living Healthcare)
Series A 5.00% 8/20/35 (GNMA)	1,000,000	1,049,770
Phoenix Industrial Development
Authority Hospital Revenue
(John C. Lincoln Health) Series B
5.75% 12/1/16 (Connie Lee)	4,110,000	4,247,069
University Medical Center
Hospital Revenue
5.00% 7/1/24	800,000	829,792
5.00% 7/1/35	2,000,000	2,063,180
Yavapai County Industrial
Development Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.25% 8/1/21 (RADIAN)	2,000,000	2,125,800
		13,485,151
Housing Revenue Bonds – 1.71%
Pima County Industrial Development
Authority Single Family Housing
Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	20,000	20,077
Series B-1 6.10% 5/1/31
(GNMA) (AMT)	60,000	60,224
Yuma Industrial Development
Authority Multifamily Revenue
Series A 6.10% 9/20/19
(GNMA) (AMT)	2,340,000	2,547,629
		2,627,930
Lease Revenue Bonds – 12.25%
Arizona Game & Fish Department &
Community Beneficial
Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,300,000	1,364,740

(continues)     5

Statements of net assets

Delaware Tax-Free Arizona Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Marana Property Corporation
Municipal Facilities Revenue
5.00% 7/1/28 (AMBAC)	$575,000	$605,418
Maricopa County Industrial
Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B
5.375% 7/1/22 (ACA)	1,000,000	1,055,150
Phoenix Industrial Development
Authority Lease Revenue
(Capitol Mall, LLC II Project)
5.00% 9/15/28 (AMBAC)	4,000,000	4,172,759
Pinal County Certificates
of Participation
5.00% 12/1/29	1,300,000	1,364,662
5.125% 6/1/21 (AMBAC)	4,675,000	4,935,210
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities)
Series D 5.25% 7/1/27	470,000	497,862
Series D 5.25% 7/1/36	270,000	285,077
Series I 5.25% 7/1/33	500,000	536,930
Salt River Project Agricultural
Improvement & Power District
Certificates of Participation
5.00% 12/1/18 (MBIA)	1,500,000	1,601,340
University of Arizona Certificates of
Participation Series B
5.00% 6/1/31 (AMBAC)	2,250,000	2,362,545
		18,781,693
Local General Obligation Bonds – 4.11%
Cochise County Unified School
District #68 7.50% 7/1/10 (FGIC)	1,000,000	1,118,850
DC Ranch Community Facilities
5.00% 7/15/27 (AMBAC)	1,000,000	1,056,360
Marana Tangerine Farm
Improvement District Revenue
4.60% 1/1/26	1,000,000	1,011,160
Maricopa County School District #14
(Creighton School Improvement
Project of 1990) Series C
6.50% 7/1/08 (FGIC)	545,000	565,230
Phoenix Variable Purpose Series B
5.00% 7/1/27	2,435,000	2,553,341
		6,304,941
§Pre-Refunded Bonds – 26.58%
Arizona Board of Regents (Northern
Arizona University)
5.00% 6/1/34-12 (FGIC)	1,000,000	1,063,760
5.50% 6/1/34-14 (FGIC)	1,250,000	1,394,950
Arizona State Transportation Board
Highway Revenue Series B
5.25% 7/1/22-12	1,000,000	1,076,710
Maricopa County School District #3
(Tempe Elementary Project
of 1997) Series E
5.70% 7/1/16-09 (FGIC)	1,025,000	1,081,703
Mesa Industrial Development
Authority Revenue (Discovery
Health Systems) Series A
5.625% 1/1/29-10 (MBIA)	10,000,000	10,625,201
Mohave County Community
College District Revenue
(State Board of Directors)
6.00% 3/1/20-10 (MBIA)	1,000,000	1,067,110
Phoenix Industrial Development
Authority Lease Revenue
(Capitol Mall, LLC Project)
5.50% 9/15/27-10 (AMBAC)	5,000,000	5,309,350
Phoenix Industrial Development
Authority Multifamily Housing
Revenue (Ventana Palms
Apartments) Series A
6.15% 10/1/29-09 (MBIA)	510,000	550,458
6.20% 10/1/34-09 (MBIA)	940,000	1,015,717
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	750,000	817,988
Puerto Rico Commonwealth Public
Improvement Revenue
5.125% 7/1/30-11 (FSA)	770,000	817,247
Series A 5.00% 7/1/27-12	1,000,000	1,067,690
Series A 5.125% 7/1/31-11	1,705,000	1,809,619
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities) Series D
5.25% 7/1/27-12	1,280,000	1,377,549
5.25% 7/1/36-12	730,000	785,633
Scottsdale Industrial Development
Authority Hospital Revenue
(Scottsdale Healthcare)
5.70% 12/1/21-11	500,000	547,090
Sedona Partner Certificates of
Participation 5.75% 7/1/16-09	500,000	527,870
Southern Arizona Capital
Facilities Finance (University of
Arizona Project)
5.10% 9/1/33-12 (MBIA)	3,250,000	3,482,375
Surprise Municipal Property
Excise Tax Revenue
5.70% 7/1/20-09 (FGIC)	5,000,000	5,269,700
University of Arizona
Certificates of Participation
(University of Arizona Parking &
Student Housing)
5.75% 6/1/19-09 (AMBAC)	1,000,000	1,045,620
		40,733,340

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 5.34%
Arizona Tourism & Sports Authority
Tax Revenue (Multipurpose
Stadium Facilities) Series A
5.00% 7/1/28 (MBIA)	$2,500,000	$2,632,250
5.00% 7/1/31 (MBIA)	1,500,000	1,575,915
Glendale Municipal Property
Corporation Series A
5.00% 7/1/33 (AMBAC)	1,000,000	1,056,050
Phoenix Civic Improvement
Corporation Distribution
Revenue (Civic Plaza) Series B
5.50% 7/1/31 (FGIC)	1,500,000	1,337,910
San Luis Civic Improvement
Corporation Municipal Facilities
Excise Tax Revenue
5.00% 7/1/38 (XLCA)	1,500,000	1,589,595
		8,191,720
State General Obligation Bonds – 4.26%
Puerto Rico Commonwealth Public
Improvement
Refunding Series A 5.50% 7/1/19	1,300,000	1,476,852
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	502,666
5.125% 7/1/31	3,370,000	3,495,734
Virgin Islands Public Finance
Authority (Gross Receipts Taxes)
5.00% 10/1/31 (ACA)	1,000,000	1,047,530
		6,522,782
Transportation Revenue Bonds – 12.64%
Arizona State Transportation Board
Highway Revenue Series A
5.00% 7/1/23	1,000,000	1,070,580
Phoenix Civic Improvement
Corporation Airport Revenue
Series B
5.25% 7/1/27 (FGIC) (AMT)	1,000,000	1,051,920
5.25% 7/1/32 (FGIC) (AMT)	10,300,000	10,817,163
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series N
5.25% 7/1/39 (FGIC)	1,000,000	1,205,970
Tucson Airport Authority Senior
Lien Series 2001 5.35% 6/1/31
(AMBAC) (AMT)	5,000,000	5,228,300
		19,373,933
Water & Sewer Revenue Bonds – 5.62%
Gilbert Water Municipal Property
Corporation Wastewater System
& Utility Revenue (Development
Fee & Senior Lien) 4.90% 4/1/19	1,500,000	1,523,745
Glendale Water & Sewer Revenue
Senior Lien
5.00% 7/1/28 (AMBAC)	2,000,000	2,112,100
Phoenix Civic Improvement
Corporation Wastewater
Systems Revenue Junior Lien
5.00% 7/1/24 (FGIC)	1,000,000	1,043,090
5.00% 7/1/26 (FGIC)	3,750,000	3,932,250
		8,611,185
Total Municipal Bonds
(cost $141,626,971)		150,079,153

Short-Term Investments – 1.83%
•Variable Rate Demand Notes – 1.83%
Arizona Health Facilities Authority
Revenue (Catholic West Health
Facilities) Series B 3.50% 7/1/35
(LOC – Bank of America N.A.)	800,000	800,000
Scottsdale Industrial Development
Authority Hospital Revenue
(Scottsdale Healthcare)
Series A 3.51% 9/1/30 (FGIC)	2,000,000	2,000,000
Total Short-Term Investments
(cost $2,800,000)		2,800,000

Total Value of Securities – 99.75%
(cost $144,426,971)		152,879,153
Receivables and Other Assets
Net of Liabilities – 0.25%		389,024
Net Assets Applicable to 13,417,014
Shares Outstanding – 100.00%		$153,268,177

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($130,222,061 / 11,401,775 Shares)		$11.42
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($15,027,714 / 1,314,821 Shares)		$11.43
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($8,018,402 / 700,418 Shares)		$11.45

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$147,487,298
Accumulated net realized loss on investments		(2,671,303)
Net unrealized appreciation of investments		8,452,182
Total net assets		$153,268,177

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

(continues)     7

Statements of net assets

Delaware Tax-Free Arizona Fund

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
Connie Lee — Insured by the College Construction Insurance Association
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.42
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$11.96

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free California Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.12%
Education Revenue Bonds – 12.71%
California Educational Facilities
Authority Revenue
(Claremont Graduate
University) Series A
5.00% 3/1/37	$1,000,000	$1,047,320
(University of the Pacific)
5.25% 5/1/34	1,000,000	1,063,160
5.75% 11/1/30 (MBIA)	310,000	331,740
(Woodbury University)
5.00% 1/1/36	1,000,000	1,032,340
California Municipal Finance
Authority Educational
Revenue (American Heritage
Foundation Project)
Series A 5.25% 6/1/36	1,000,000	1,048,100
California Public Works Board Lease
Revenue (Various Universities of
California Projects)
Series D 5.00% 5/1/30	1,000,000	1,062,990
Series F 5.00% 11/1/29	1,000,000	1,053,640
California State University
Systemwide Revenue Series A
5.25% 11/1/20 (FSA)	1,000,000	1,089,600
California Statewide Communities
Development Authority
Revenue (Viewpoint School
Project) 5.75% 10/1/33 (ACA)	1,000,000	1,103,240
California Statewide Communities
Development Authority
Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	1,070,460
(Irvine, LLC - UCI East)
5.00% 5/15/38	1,000,000	1,051,950
San Diego County Certificates of
Participation (University of San
Diego) 5.375% 10/1/41	1,000,000	1,045,250
University of California Revenue
5.00% 5/15/33 (FSA)	2,000,000	2,125,300
		14,125,090
Electric Revenue Bonds – 1.72%
Puerto Rico Electric Power
Authority Revenue Series OO
5.00% 7/1/13 (CIFG)	1,000,000	1,075,470
Roseville National Gas Financing
Authority Revenue
5.00% 2/15/28	750,000	835,868
		1,911,338

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 11.17%
Abag Finance Authority of
California (Nonprofit
Corporations - San Diego
Hospital Association)
Series A 6.125% 8/15/20	$1,250,000	$1,357,138
California Health Facilities
Financing Authority Revenue
(Catholic Healthcare West)
Series G 5.25% 7/1/23	1,000,000	1,066,010
(Naveda - Methodist)
5.00% 7/1/36	1,075,000	1,126,847
(The Episcopal Home) Series A
5.30% 2/1/32 (RADIAN)	2,000,000	2,094,820
California Infrastructure &
Economic Development Bank
Revenue (Kaiser Hospital
Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	1,065,620
California Statewide Communities
Development Authority
Revenue
(Health Facilities - Adventist
Health) Series A 5.00% 3/1/35	2,000,000	2,079,560
(Kaiser Permenante)
5.25% 3/1/45	1,500,000	1,600,305
Series B 4.371% 4/1/36	1,000,000	1,001,500
(Presbyterian Homes) Series A
4.875% 11/15/36	1,000,000	1,021,670
		12,413,470
Housing Revenue Bonds – 7.36%
California State Department of
Veteran Affairs Home Purpose
Revenue Series A
4.60% 12/1/28	2,000,000	2,023,260
California Statewide Communities
Development Authority
Multifamily Housing Revenue
(Citrus Gardens Apartments)
Series D1 5.375% 7/1/32	1,800,000	1,877,994
•(Silver Ridge Apartments)
Series H 5.80% 8/1/33
(FNMA) (AMT)	1,000,000	1,063,610
Palm Springs Mobile Home Park
Revenue (Sahara Mobile Home
Park) Series A
5.75% 5/15/37	1,000,000	1,067,270
Santa Clara County Multifamily
Housing Authority Revenue
(Rivertown Apartments
Project) Series A
5.85% 8/1/31 (AMT)	1,000,000	1,064,160
Ventura County Area Multifamily
Housing Authority Revenue
(Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	990,000	1,089,020
		8,185,314
Lease Revenue Bonds – 7.18%
California State Public Works
Board Lease Revenue
(Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	1,045,670
Series C 5.25% 6/1/28	1,500,000	1,603,110
(Department of General
Services - Butterfield) Series A
5.25% 6/1/30	1,000,000	1,077,270
Franklin-McKinley School District
Certificates of Participation
(Financing Project) Series B
5.00% 9/1/27 (AMBAC)	1,060,000	1,119,901
San Diego County Certificates of
Participation
5.75% 7/1/31 (MBIA)	1,000,000	1,078,560
San Juan Basin Authority (Ground
Water Recovery Project)
5.00% 12/1/34 (AMBAC)	1,000,000	1,048,090
Stockton Unified School District
Certificates of Participation
(Capital Projects)
4.50% 2/1/36 (AMBAC)	1,000,000	1,008,340
		7,980,941
Local General Obligation Bonds – 18.08%
^Anaheim School District Election
2002 4.58% 8/1/25 (MBIA)	1,250,000	562,213
Commerce Joint Powers
Financing Authority Revenue
(Redevelopment Projects)
Series A
5.00% 8/1/28 (RADIAN)	1,000,000	1,040,890
Culver City Redevelopment Agency
(Tax Allocation Redevelopment
Project) Series A
5.00% 11/1/25 (AMBAC)	1,000,000	1,064,450
Fairfield-Suisun Unified School
District Election 2002
5.50% 8/1/28 (MBIA)	500,000	554,695
Fremont Community Facilities
District #1 (Special Tax Pacific
Commons) 5.375% 9/1/36	1,000,000	1,037,300
Jurupa Community Services
Special Tax Community
Facilities District #19-Eastvale
5.00% 9/1/36	500,000	508,135
La Quinta Redevelopment Agency
(Tax Allocation Redevelopment
Project Area #1)
Series A 5.10% 9/1/31 (AMBAC)	2,000,000	2,121,760
Lake Elsinore Public Financing
Authority Tax Allocation Series A
5.50% 9/1/30	1,000,000	1,036,540

(continues)      9

Statements of net assets

Delaware Tax-Free California Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Lammersville School District
Special Tax Community
Facilities District #2002
(Mountain House)
5.125% 9/1/35	$500,000	$516,725
Lawndale Elementary School
District 5.00% 8/1/32 (FSA)	1,000,000	1,048,750
Los Angeles Unified School District
Series A-2 4.25% 1/1/28 (FGIC)	1,000,000	997,890
Modesto Special Tax Community
Facilities District #04-1 Village 2
5.15% 9/1/36	1,000,000	1,027,620
Poway Unified School District
Community Facilities
District #6 5.60% 9/1/33	1,000,000	1,037,950
District #14 5.25% 9/1/36	1,000,000	1,032,100
Riverside County Redevelopment
Agency Tax Allocation
(Jurupa Valley Project)
5.25% 10/1/35 (AMBAC)	1,590,000	1,707,406
Roseville Westpark Special Tax
Public Community Facilities
District #1 5.25% 9/1/37	500,000	515,795
San Bernardino County Special
Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	2,141,699
San Diego Unified School District
Series E 5.00% 7/1/28 (FSA)	2,000,000	2,146,259
		20,098,177
§Pre-Refunded Bonds – 15.03%
California Educational Facilities
Authority Revenue
(Pepperdine University) Series A
5.50% 8/1/32-09	1,000,000	1,044,950
(University of the Pacific)
5.75% 11/1/30-10 (MBIA)	690,000	743,185
California State Department
Water Reserve Power Supply
Revenue Series A
5.375% 5/1/21-12	2,000,000	2,188,239
Golden State Tobacco
Securitization Corporation
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,099,970
5.625% 6/1/33-13	1,000,000	1,106,900
Oakland Industrial Revenue
(Harrison Foundation) Series B
6.00% 1/1/29-10 (AMBAC)	1,300,000	1,388,023
Poway Redevelopment Agency
Tax Allocation
5.75% 6/15/33-10 (MBIA)	1,400,000	1,523,508
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	1,750,000	1,908,638
5.00% 7/1/45-15	1,500,000	1,635,975
San Diego County Certificates of
Participation (The Burnham
Institute) 6.25% 9/1/29-09	1,000,000	1,072,610
San Francisco Bay Area Rapid
Transit District Sales Tax Revenue
5.125% 7/1/36-11 (AMBAC)	740,000	787,242
Sequoia Unified High School
District Election 2001
5.125% 7/1/31-11 (FSA)	1,000,000	1,081,030
Southern California Logistics
Airport Authority Tax
Allocation 6.50% 12/1/31-11	1,000,000	1,131,530
		16,711,800
Resource Recovery Revenue Bonds – 3.80%
Salinas Valley Solid Waste
Authority Revenue
5.25% 8/1/27 (AMBAC) (AMT)	2,000,000	2,112,780
5.25% 8/1/31 (AMBAC) (AMT)	2,000,000	2,108,800
		4,221,580
Special Tax Revenue Bonds – 2.17%
Palm Drive Health Care District
Parcel Tax Revenue
5.25% 4/1/30	2,000,000	2,145,060
San Francisco Bay Area Rapid
Transit District Sales Tax
Revenue
5.125% 7/1/36 (AMBAC)	260,000	272,067
		2,417,127
State General Obligation Bonds – 7.37%
California State
5.00% 2/1/33	1,000,000	1,051,600
5.50% 11/1/33	2,000,000	2,187,580
California State Variable Purposes
5.00% 6/1/31	1,000,000	1,061,370
5.00% 8/1/35	1,000,000	1,060,980
California State Veterans Series B
5.70% 12/1/32 (AMT)	640,000	653,523
Puerto Rico Government
Development Bank Senior
Notes Series B 5.00% 12/1/14	1,000,000	1,072,760
Puerto Rico Public Buildings
Authority Revenue
(Guaranteed Government
Facility) Series I
5.50% 7/1/23	1,000,000	1,102,240
		8,190,053
Transportation Revenue Bonds – 4.74%
Bay Area Toll Authority Revenue
5.00% 4/1/31	1,000,000	1,076,740
Port of Oakland Revenue Series L
5.375% 11/1/27 (FGIC) (AMT)	1,000,000	1,066,780

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Sacramento County Airport
System Revenue Series A
5.00% 7/1/32 (FSA)	$1,000,000	$1,045,660
San Diego Redevelopment Agency
(Centre City Redevelopment
Project) Series A
6.40% 9/1/25	1,000,000	1,049,330
San Jose Airport Revenue Series A
5.00% 3/1/31 (FGIC)	1,000,000	1,035,380
		5,273,890
Water & Sewer Revenue Bonds – 6.79%
Banning Utilities Authority Water
Enterprise Revenue
5.25% 11/1/35 (FGIC)	1,000,000	1,104,910
California State Department of
Water Resources Systems
Revenue (Central Valley
Project) Series X
5.00% 12/1/29 (FGIC)	1,000,000	1,054,080
Clovis Public Financing Authority
Wastewater Revenue
5.25% 8/1/30 (MBIA)	1,000,000	1,094,240
Metropolitan Water District
Southern California
Waterworks Authority
Revenue
Series B-1 5.00% 10/1/36
(FGIC)	1,000,000	1,058,000
Series C 5.00% 7/1/35	2,000,000	2,153,720
Sacramento County Sanitation
District Financing Authority
Revenue
5.00% 12/1/36 (FGIC)	1,000,000	1,077,080
		7,542,030
Total Municipal Bonds
(cost $103,308,090)		109,070,810

Short-Term Investments – 0.90%
•Variable Rate Demand Notes – 0.90%
Los Angeles Water & Power Revenue
Series B-1 3.55% 7/1/34	1,000,000	1,000,000
Total Short-Term Investments
(cost $1,000,000)		1,000,000

Total Value of Securities – 99.02%
(cost $104,308,090)		110,070,810
Receivables and Other Assets
Net of Liabilities – 0.98%		1,085,646
Net Assets Applicable to 9,626,442
Shares Outstanding – 100.00%		$111,156,456
Net Asset Value – Delaware Tax-Free California Fund
Class A ($84,250,011 / 7,300,806 Shares)		$11.54
Net Asset Value – Delaware Tax-Free California Fund
Class B ($12,489,272 / 1,078,073 Shares)		$11.58
Net Asset Value – Delaware Tax-Free California Fund
Class C ($14,417,173 / 1,247,563 Shares)		$11.56

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$106,060,149
Undistributed net investment income		1,300
Accumulated net realized loss on investments		(667,713)
Net unrealized appreciation of investments		5,762,720
Total net assets		$111,156,456

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
CIFG — CDC IXIS Financial Guaranty
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$11.54
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$12.08

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     11

Statements of net assets

Delaware Tax-Free Colorado Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.27%
Education Revenue Bonds – 15.03%
Boulder County Development
Revenue (University
Corporation for Atmospheric
Research)
5.00% 9/1/33 (MBIA)	$1,000,000	$1,050,010
5.00% 9/1/35 (AMBAC)	2,000,000	2,114,780
Colorado Educational & Cultural
Facilities Authority Revenue
(Charter School Project)
5.50% 5/1/36 (XLCA)	2,280,000	2,498,059
(Johnson & Wales University
Project) Series A
5.00% 4/1/28 (XLCA)	1,000,000	1,050,520
(Liberty Common Charter
School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,902,153
(Montessori Districts Charter
School Projects) Series A
6.125% 7/15/32	5,590,000	5,833,612
(Pinnacle Charter School
Project) 5.00% 6/1/33 (XLCA)	2,170,000	2,272,446
(Regis University Project)
5.00% 6/1/22 (RADIAN)	1,820,000	1,914,240
(Renaissance Charter School
Project) 6.75% 6/1/29	2,000,000	1,964,720
(University of Northern Colorado
Student Housing Project) Series A
5.125% 7/1/37 (MBIA)	7,500,000	7,823,700
(Woodrow Wilson Charter
School Project) Series A
5.25% 12/1/34 (XLCA)	1,960,000	2,128,090
Colorado School Mines Auxiliary
Facilities Revenue
5.00% 12/1/37 (AMBAC)	3,130,000	3,292,666
Colorado State Board of
Governors University Enterprise
System Revenue
Series B 5.00% 3/1/35 (AMBAC)	2,000,000	2,106,960
University of Colorado Enterprise
System Revenue Series A
5.375% 6/1/26	1,000,000	1,054,080
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	3,750,000	3,973,500
		41,979,536
Electric Revenue Bonds – 1.86%
Colorado Springs Utilities Revenue
Series A 5.00% 11/15/29	5,000,000	5,198,400
		5,198,400
Escrowed to Maturity Bonds – 2.17%
Colorado Health Facilities
Authority Revenue (Catholic
Health Initiatives) Series A
5.50% 3/1/32	5,000,000	5,389,050
Galleria Metropolitan District
7.25% 12/1/09	645,000	674,535
		6,063,585
Health Care Revenue Bond – 14.40%
Colorado Health Facilities
Authority Revenue
•(Adventist Health Project)
Series D 5.25% 11/15/35	4,000,000	4,277,560
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	3,000,000	3,062,160
(Christian Living Community
Project) Series A 5.75% 1/1/37	1,500,000	1,579,455
(Covenant Retirement
Communities) Series A
5.50% 12/1/33 (RADIAN)	5,000,000	5,359,450
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,083,360
Series A 5.25% 6/1/34	2,750,000	2,887,610
(Parkview Medical Center)
5.00% 9/1/25	1,000,000	1,049,800
(Porter Place) Series A
6.00% 1/20/36 (GNMA)	5,000,000	5,310,900
(Vail Valley Medical Center
Project) 5.80% 1/15/27	3,475,000	3,701,779
Delta County Memorial Hospital
District Enterprise Revenue
5.35% 9/1/17	4,000,000	4,172,160
Denver Health & Hospital Authority
Healthcare Revenue Series A
5.375% 12/1/28 (ACA)	2,770,000	2,851,604
Mesa County Residential Care
Facilities Mortgage Revenue
(Hilltop Community Resources)
Series A 5.375% 12/1/28
(RADIAN)	2,000,000	2,124,240
University of Colorado Hospital
Authority Revenue Series A
5.00% 11/15/37	1,690,000	1,746,598
		40,206,676
Housing Revenue Bonds – 3.56%
Colorado Housing & Finance
Authority Revenue (Multifamily
Housing Insured Mortgage)
Series A-3 6.25% 10/1/26 (FHA)	400,000	409,120
Series C-3 6.15% 10/1/41	1,590,000	1,653,664
Denver City & County Multifamily
Federal Housing Authority
Revenue (Insured Mortgage
Loan - Garden Court)
5.40% 7/1/39 (FHA)	2,000,000	2,055,580
Englewood Multifamily Housing
Revenue (Marks Apartments
Project) 6.65% 12/1/26	5,700,000	5,822,037
		9,940,401

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 5.30%
Colorado Educational & Cultural
National Conference of State
Legislatures Office Building
Facilities Authority Revenue
5.25% 6/1/21	$2,000,000	$2,091,280
Conejos & Alamosa Counties
School District #11J
Certificates of Participation
6.50% 4/1/11	955,000	956,270
Denver Convention Center Hotel
Authority Revenue Series A
5.00% 12/1/35 (XLCA)	3,000,000	3,192,720
El Paso County Certificates of
Participation
(Detention Facilities Project)
Series B
5.00% 12/1/27 (AMBAC)	1,500,000	1,572,060
(Judicial Building Project) Series A
5.00% 12/1/27 (AMBAC)	2,000,000	2,096,080
Fremont County Certificates of
Participation Refunding &
Improvement Series A
5.25% 12/15/24 (MBIA)	3,045,000	3,272,218
Puerto Rico Public Buildings
Authority Revenue
(Guaranteed Government
Facilities) Series I 5.25% 7/1/33	1,500,000	1,610,790
		14,791,418
Local General Obligation Bonds – 16.31%
Adams County School District #14
5.125% 12/1/31 (FSA)	1,500,000	1,633,620
Arapahoe County Water
& Wastewater Public
Improvement District
Refunding Series A
5.125% 12/1/32 (MBIA)	4,500,000	4,762,530
Bowles Metropolitan District
5.00% 12/1/33 (FSA)	2,500,000	2,640,550
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	4,000,000	4,161,280
Douglas County School District #1
Building (Douglas & Elbert
Counties) Series B
5.125% 12/15/25 (FSA)	2,000,000	2,128,800
Eagle Bend Metropolitan District #2
5.00% 12/1/35 (RADIAN)	3,000,000	3,141,690
El Paso County School District #2
(Harrison)
5.00% 12/1/27 (MBIA)	2,115,000	2,224,917
Garfield County School District #2
5.00% 12/1/25 (FSA)	3,280,000	3,531,839
La Plata County School District #9-R
(Durango)
5.125% 11/1/24 (MBIA)	1,000,000	1,070,540
Lincoln Park Metropolitan District
7.75% 12/1/26	2,500,000	2,734,125
Loveland Special Improvements
District #1 7.50% 7/1/29	5,540,000	5,562,271
Meridian Metropolitan District
Series A 5.00% 12/1/31
(RADIAN)	7,000,000	7,206,849
North Range Metropolitan District #1
4.50% 12/15/31(ACA)	1,500,000	1,495,470
Saddle Rock Colorado
Metropolitan District
5.35% 12/1/31 (RADIAN)	1,580,000	1,657,041
Sand Creek Metropolitan District
Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	526,145
Vista Ridge Metropolitan District
Refunding & Improvement
(Limited Tax) Series A
5.125% 12/1/40 (RADIAN)	1,000,000	1,059,880
		45,537,547
§Pre-Refunded Bonds – 22.64%
Aurora Certificates of Participation
5.50% 12/1/30-10 (AMBAC)	8,000,000	8,507,679
Boulder County Hospital Revenue
(Development Longmont
United Hospital Project)
5.60% 12/1/27-07 (RADIAN)	1,250,000	1,278,450
6.00% 12/1/30-10 (RADIAN)	5,000,000	5,400,649
Burlingame Multifamily Housing
Revenue Series A
6.00% 11/1/29-09 (MBIA)	1,250,000	1,335,325
Colorado Educational & Cultural
Facilities Authority Revenue
(Core Knowledge Charter
School Project)
7.00% 11/1/29-09	1,000,000	1,083,380
(Littleton Academy Charter
School Project)
6.125% 1/15/31-12	2,000,000	2,212,300
(Pinnacle Charter School
Project) 6.00% 12/1/21-11	1,750,000	1,922,813
(Stargate Charter School
Project) 6.125% 5/1/33-13	2,000,000	2,262,480
(University of Denver Project)
5.375% 3/1/23-11 (AMBAC)	2,000,000	2,127,940
Series A 5.00% 3/1/27-12
(MBIA)	5,000,000	5,295,850
Series B 5.25% 3/1/35-16
(FGIC)	1,750,000	1,948,398
Colorado Springs Revenue
(Colorado College Project)
5.375% 6/1/32-09	2,570,000	2,690,225
E-470 Public Highway Authority
Revenue Series A
5.75% 9/1/35-10 (MBIA)	3,100,000	3,364,492

(continues)     13

Statements of net assets

Delaware Tax-Free Colorado Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
El Paso County School District #49
(Falcon)
5.50% 12/1/21-11 (FGIC)	$3,580,000	$3,867,510
Fremont County School District #1
(Canon City)
5.00% 12/1/24-13 (MBIA)	1,735,000	1,872,447
Garfield Pitkin & Eagle County
School District #1 (Roaring
Fork) Series A
5.00% 12/15/27-14 (FSA)	1,500,000	1,633,710
Greeley Building Authority
Certificates of Participation
(Golf Course Lease Purchase)
6.10% 8/15/16-07	2,600,000	2,629,250
North Range Metropolitan District #1
7.25% 12/15/31-11	3,390,000	3,855,989
Pueblo County Certificates of
Participation 6.50% 12/1/24-10	5,460,000	5,992,458
University of Colorado Hospital
Authority Revenue Series A
5.60% 11/15/31-11	3,650,000	3,930,065
		63,211,410
Special Tax Revenue Bonds – 2.72%
Gypsum Sales Tax & General
Funding Revenue 5.25% 6/1/30	2,690,000	2,941,165
Puerto Rico Commonwealth
Infrastructure Financing
Authority Revenue Series B
5.00% 7/1/46	1,200,000	1,266,264
South Suburban Park & Recreation
District (Golf Course & Ice
Arena Facility) 6.00% 11/1/15	2,330,000	2,356,492
Westminster Golf Course
5.55% 12/1/23 (RADIAN)	1,000,000	1,033,840
		7,597,761
State General Obligation Bonds – 3.64%
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	2,000,000	2,177,700
Series B 5.00% 7/1/35	500,000	530,025
Puerto Rico Commonwealth
Government Development
Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	1,072,760
Puerto Rico Commonwealth
Public Improvement Series A
5.25% 7/1/21	4,000,000	4,290,120
Virgin Islands Public Finance
Authority (Gross Receipts
Taxes) 5.00% 10/1/31 (ACA)	2,000,000	2,095,060
		10,165,665
Transportation Revenue Bonds – 9.53%
Denver City & County
Airport Revenue
Series A 5.00% 11/15/25 (FGIC)	2,000,000	2,155,380
Series B 5.00% 11/15/33 (XLCA)	4,000,000	4,208,000
Series E 5.25% 11/15/23 (MBIA)	8,250,000	8,409,143
Northwest Parkway Public
Highway Authority Series A
5.25% 6/15/41 (FSA)	11,100,000	11,824,830
		26,597,353
Water & Sewer Revenue Bonds – 1.11%
Ute Utility Water Conservancy
District Revenue
5.75% 6/15/20 (MBIA)	2,900,000	3,106,132
		3,106,132
Total Municipal Bonds
(cost $257,329,222)		274,395,884

Short-Term Investments – 0.68%
•Variable Rate Demand Notes – 0.68%
Colorado Springs Revenue
(Colorado College Project)
3.67% 6/1/29
(SPA – JPMorgan Chase)	200,000	200,000
Colorado Housing & Finance
Authority Class I AA3
3.53% 5/1/36
(SPA – Landesbank Hessen)	700,000	700,000
Platte River Power Authority
Electric Revenue Subordinate
Lien Series S-1 3.51% 6/1/18
(SPA – Morgan Guaranty Trust)	1,000,000	1,000,000
Total Short-Term Investments
(cost $1,900,000)		1,900,000

Total Value of Securities – 98.95%
(cost $259,229,222)		276,295,884
Receivables and Other Assets
Net of Liabilities – 1.05%		2,921,915
Net Assets Applicable to 25,098,719
Shares Outstanding – 100.00%		$279,217,799

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($262,342,050 / 23,583,975 Shares)		$11.12
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($6,665,098 / 598,788 Shares)		$11.13
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($10,210,651 / 915,956 Shares)		$11.15

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$270,360,412
Accumulated net realized loss on investments	(8,209,275)
Net unrealized appreciation of investments	17,066,662
Total net assets	$279,217,799

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”

•Variable rate security. The rate shown is the rate as of February 28, 2007.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
SPA — Stand-by Purchase Agreement
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$11.12
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Idaho Fund

February 28, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 97.36%
Corporate-Backed Revenue Bonds – 7.51%
Meridian Economic Development
Corporation Revenue
(Hi-Micro Project)
5.85% 8/15/11 (AMT)	$1,250,000	$1,251,613
Nez Perce County Pollution
Control Revenue (Potlatch
Corporation Project)
6.00% 10/1/24	2,535,000	2,580,909
Power County Pollution Control
Revenue (FMC Corporation
Project) 5.625% 10/1/14	2,475,000	2,541,899
		6,374,421
Education Revenue Bonds – 14.95%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	532,340
5.00% 4/1/18 (FGIC)	1,500,000	1,617,015
5.375% 4/1/22 (FGIC)	15,000	16,048
Series A 4.25% 4/1/32 (MBIA)	2,250,000	2,234,475
Idaho State University Revenue
Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,204,038
5.00% 4/1/23 (FSA)	2,115,000	2,246,468
North Idaho College Dormitory
Housing Certificate of
Participation 6.45% 10/1/16	1,000,000	1,012,220
University of Idaho Revenue
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,245,738
(Student Fee-Housing
Improvements Project)
5.25% 4/1/31 (FGIC)	2,195,000	2,305,145
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	250,000	264,900
		12,678,387
Electric Revenue Bonds – 1.88%
Puerto Rico Electric Power
Authority Revenue
Series II 5.25% 7/1/31	1,000,000	1,063,900
Series NN 5.125% 7/1/29	500,000	528,195
		1,592,095
Escrowed to Maturity Bonds – 2.20%
Puerto Rico Commonwealth
Infrastructure Financing
Authority Revenue Series A
5.375% 10/1/24	1,750,000	1,871,870
		1,871,870
Health Care Revenue Bonds – 4.39%
Idaho Health Facilities Authority
Hospital Revenue
(Idaho Elks Rehabilitation
Hospital Project)
5.30% 7/15/18	625,000	638,131
5.45% 7/15/23	2,000,000	2,044,100
(Portneuf Medical Center Project)
Series A 5.00% 9/1/35 (RADIAN)	1,000,000	1,043,900
		3,726,131

(continues)     15

Statements of net assets

Delaware Tax-Free Idaho Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 7.94%
Idaho Housing & Finance
Association Single Family
Mortgage
Series A Class III
4.875% 7/1/26 (AMT)	$1,000,000	$1,020,180
Series B Class I
5.00% 7/1/37 (AMT)	1,000,000	1,029,010
Series C Class III
5.35% 1/1/25 (AMT)	330,000	341,821
Series D Class III
5.45% 7/1/23 (AMT)	1,275,000	1,325,337
Series E Class III
4.875% 1/1/26 (AMT)	1,500,000	1,530,270
Series E Class III
5.00% 1/1/28 (AMT)	1,000,000	1,019,690
Idaho State Housing Agency
Single Family Mortgage
Series A 6.05% 7/1/13
(AMBAC) (FHA) (VA) (AMT)	45,000	45,771
Series A 6.10% 7/1/16
(FHA) (VA) (AMT)	60,000	61,058
Series A-1
6.85% 7/1/12 (AMT)	5,000	5,123
Series B 6.45% 7/1/15
(FHA) (VA) (AMT)	25,000	25,088
Series C-2
6.35% 7/1/15 (AMT)	30,000	30,036
Series E 6.35% 7/1/15
(FHA) (AMT)	55,000	55,276
Series E-1 6.60% 7/1/11	10,000	10,225
Series G-2 6.15% 7/1/15
(FHA) (VA) (AMT)	230,000	234,170
		6,733,055
Lease Revenue Bonds – 7.68%
Blaine School District #61
Certificate of Participation
5.00% 7/30/10 (AMBAC)	750,000	782,888
Boise City Certificate of
Participation 5.375% 9/1/20
(FGIC) (AMT)	2,100,000	2,189,103
Boise City Revenue Series A
5.375% 12/1/31 (MBIA)	500,000	532,165
Idaho State Building
Authority Revenue
Series A 5.00% 9/1/21 (MBIA)	1,150,000	1,170,631
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,050,210
Series B 5.00% 9/1/21 (MBIA)	750,000	786,810
		6,511,807
Local General Obligation Bonds – 24.34%
Ada & Canyon Counties Joint
School District #2 Meridian
4.75% 2/15/20	1,000,000	1,060,860
5.00% 7/30/20	2,155,000	2,278,955
5.125% 7/30/19	1,005,000	1,069,923
5.50% 7/30/16	1,305,000	1,492,959
Bannock County School District #25
(Pocatello Idaho School Board
Guaranteed Program)
5.00% 8/15/15	1,040,000	1,133,340
5.00% 8/15/16	1,100,000	1,196,470
Boise Urban Renewal Agency
Parking Revenue
(Tax Increment)
Series A 6.125% 9/1/15	1,845,000	1,873,450
Series B 6.125% 9/1/15	1,505,000	1,535,582
Bonner County Local
Improvement District #93-1
6.40% 4/30/07	195,000	195,603
6.50% 4/30/08	110,000	110,353
6.50% 4/30/10	60,000	60,191
Canyon County School District #132
(Caldwell) 5.00% 7/30/15 (FGIC)	2,000,000	2,194,659
Coeur D’Alene Local
Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,502
Series 1996 6.05% 7/1/10	90,000	90,544
Series 1997 6.10% 7/1/12	40,000	40,239
Series 1998 6.10% 7/1/14	45,000	45,275
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,278,354
Nampa, Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,688,270
Power & Cassia Counties Joint
School District #381 (American
Falls) 5.00% 8/1/17	1,155,000	1,213,813
		20,644,342
§Pre-Refunded Bonds – 10.00%
Ammon Urban Renewal Agency
Revenue Subordinate Lien Tax
Increment Series B
6.25% 8/1/18-07	445,000	449,859
Boise State University Revenue
Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,067,700
5.375% 4/1/22-12 (FGIC)	985,000	1,063,032
Idaho Health Facilities Authority
Hospital Revenue (Bonner
General Hospital Project)
6.50% 10/1/28-07	1,500,000	1,553,775
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,079,740
Series Y 5.00% 7/1/36-16	2,000,000	2,194,560
Puerto Rico Commonwealth
Infrastructure Financing
Revenue Series A
5.125% 7/1/31-11	1,010,000	1,071,974
		8,480,640

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 4.31%
Idaho Board Bank Authority
Revenue Series B
4.125% 9/15/36 (MBIA)	$755,000	$741,063
5.00% 9/15/30 (MBIA)	725,000	782,949
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series W
5.50% 7/1/15	175,000	192,866
Virgin Islands Public Finance
Authority Revenue (Senior-
Lien-Matching Fund Loan
Note) Series A
5.25% 10/1/20	500,000	538,180
5.25% 10/1/21	500,000	538,520
5.25% 10/1/24	800,000	860,552
		3,654,130
State General Obligation Bonds – 4.13%
Puerto Rico Commonwealth
Public Improvement Series A
5.125% 7/1/31	2,315,000	2,401,373
Puerto Rico Public Buildings
Authority Revenue
(Guaranteed Government
Facility) Series I 5.50% 7/1/23	1,000,000	1,102,240
		3,503,613
Transportation Revenue Bonds – 5.02%
Idaho Housing & Finance
Association Highway Trust
5.00% 7/15/24 (MBIA)	2,000,000	2,168,920
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series G
5.00% 7/1/33	2,000,000	2,086,460
		4,255,380
Water & Sewer Revenue Bonds – 3.01%
Chubbuck Water Revenue
Certificates of Participation
6.35% 4/1/08	125,000	125,204
6.40% 4/1/10	135,000	135,224
Moscow Sewer Revenue
5.00% 11/1/22 (FSA)	2,175,000	2,292,232
		2,552,660
Total Municipal Bonds
(cost $79,491,466)		82,578,531

	Number of
	Shares
Short-Term Investments – 0.32%
Money Market Instruments – 0.32%
Federated Minnesota Municipal
Cash Trust	270,669	270,669
Total Short-Term Investments
(cost $270,669)		270,669
Total Value of Securities – 97.68%
(cost $79,762,135)		$82,849,200
Receivables and Other Assets
Net of Liabilities – 2.32%		1,969,371
Net Assets Applicable to 7,354,046
Shares Outstanding – 100.00%		$84,818,571

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($64,910,649 / 5,626,642 Shares)		$11.54
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($7,549,174 / 655,468 Shares)		$11.52
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($12,358,748 / 1,071,936 Shares)		$11.53

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$82,137,560
Distributions in excess of net investment income		(11,281)
Accumulated net realized loss on investments		(394,773)
Net unrealized appreciation of investments		3,087,065
Total net assets		$84,818,571

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)		$11.54
Sales charge (4.50% of offering price) (B)		0.54
Offering price		$12.08

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See current prospectus for purchases of $100,000 or more.

See accompanying notes

(continues)     17

Statements of operations

Six Months Ended February 28, 2007 (Unaudited)

	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona	California	Colorado	Idaho
	Fund	Fund	Fund	Fund
Investment Income:
Interest	$3,679,351	$2,552,931	$7,115,164	$1,976,364

Expenses:
Management fees	379,636	291,797	754,533	227,987
Distribution expenses – Class A	160,651	98,800	321,491	78,231
Distribution expenses – Class B	77,330	68,690	36,310	38,082
Distribution expenses – Class C	39,503	65,926	49,423	63,452
Dividend disbursing and transfer agent fees and expenses	36,535	22,004	71,340	23,733
Accounting and administration expenses	30,371	21,222	54,875	16,581
Trustees’ fees and benefits	23,673	16,024	42,434	12,747
Registration fees	11,742	12,746	5,147	2,198
Legal fees	10,118	8,101	21,420	4,059
Audit and taxes	8,771	7,500	11,428	7,246
Reports and statements to shareholders	7,673	5,455	14,375	3,138
Custodian fees	2,839	3,357	7,793	3,050
Insurance fees	1,916	1,546	3,635	2,288
Consulting fees	1,793	1,215	3,203	639
Pricing fees	1,489	1,477	1,593	1,258
Trustees’ expenses	305	207	549	204
Taxes (other than taxes on income)	268	271	534	52
Dues and services	180	142	378	126
	794,793	626,480	1,400,461	485,071
Less expenses absorbed or waived	(124,903)	(50,206)	(38,084)	(49,864)
Less expense paid indirectly	(472)	(645)	(811)	(168)
Total operating expenses	669,418	575,629	1,361,566	435,039
Net Investment Income	3,009,933	1,977,302	5,753,598	1,541,325

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	74,662	84,494	649,140	11,195
Net change in unrealized appreciation/depreciation of investments	874,122	1,233,566	1,327,910	638,321
Net Realized and Unrealized Gain on Investments	948,784	1,318,060	1,977,050	649,516

Net Increase in Net Assets Resulting from Operations	$3,958,717	$3,295,362	$7,730,648	$2,190,841

See accompanying notes

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,009,933	$6,300,495	$1,977,302	$3,593,780
Net realized gain on investments	74,662	43,501	84,494	54,668
Net change in unrealized appreciation/depreciation of investments	874,122	(2,942,259)	1,233,566	(645,995)
Net increase in net assets resulting from operations	3,958,717	3,401,737	3,295,362	3,002,453

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,621,569)	(5,426,852)	(1,551,365)	(2,700,721)
Class B	(257,218)	(591,776)	(216,941)	(520,644)
Class C	(131,146)	(281,867)	(208,996)	(372,415)
	(3,009,933)	(6,300,495)	(1,977,302)	(3,593,780)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,366,846	10,957,142	10,215,792	24,239,523
Class B	40,903	142,404	133,174	930,739
Class C	575,593	1,220,741	2,273,752	4,270,651

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,356,136	2,827,580	870,133	1,330,584
Class B	133,393	284,984	134,608	319,486
Class C	74,948	181,106	143,106	245,798
	9,547,819	15,613,957	13,770,565	31,336,781
Cost of shares repurchased:
Class A	(10,775,234)	(14,796,665)	(3,818,394)	(9,948,784)
Class B	(1,651,550)	(2,670,968)	(2,862,327)	(4,420,476)
Class C	(799,489)	(1,720,211)	(932,077)	(1,449,969)
	(13,226,273)	(19,187,844)	(7,612,798)	(15,819,229)
Increase (decrease) in net assets derived from capital share transactions	(3,678,454)	(3,573,887)	6,157,767	15,517,552
Net Increase (Decrease) in Net Assets	(2,729,670)	(6,472,645)	7,475,827	14,926,225

Net Assets:
Beginning of period	155,997,847	162,470,492	103,680,629	88,754,404
End of period[1]	$153,268,177	$155,997,847	$111,156,456	$103,680,629

[1] Including undistributed net investment income	$—	$—	$1,300	$1,300

See accompanying notes

(continues)     19

Statements of changes in net assets

	Delaware Tax-Free		Delaware Tax-Free
	Colorado Fund		Idaho Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,753,598	$12,314,501	$1,541,325	$3,239,586
Net realized gain (loss) on investments	649,140	450,227	11,195	(101,210)
Net change in unrealized appreciation/depreciation of investments	1,327,910	(4,436,948)	638,321	(1,375,994)
Net increase in net assets resulting from operations	7,730,648	8,327,780	2,190,841	1,762,382

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,450,967)	(11,609,299)	(1,220,002)	(2,474,619)
Class B	(126,562)	(336,062)	(120,141)	(299,166)
Class C	(171,961)	(361,239)	(199,908)	(463,351)
	(5,749,490)	(12,306,600)	(1,540,051)	(3,237,136)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,350,603	13,799,363	5,057,460	10,429,777
Class B	21,499	33,782	330,800	124,022
Class C	752,630	2,039,444	254,587	1,701,162

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,538,744	7,376,964	795,988	1,606,348
Class B	73,868	204,522	71,069	185,231
Class C	123,738	246,055	126,399	289,646
	11,861,082	23,700,130	6,636,303	14,336,186
Cost of shares repurchased:
Class A	(9,177,246)	(28,843,934)	(4,240,554)	(8,767,129)
Class B	(1,703,197)	(2,239,852)	(804,690)	(3,139,497)
Class C	(708,582)	(1,361,492)	(1,553,312)	(3,967,817)
	(11,589,025)	(32,445,278)	(6,598,556)	(15,874,443)
Increase (decrease) in net assets derived from capital share transactions	272,057	(8,745,148)	37,747	(1,538,257)
Net Increase (Decrease) in Net Assets	2,253,215	(12,723,968)	688,537	(3,013,011)

Net Assets:
Beginning of period	276,964,584	289,688,552	84,130,034	87,143,045
End of period[1]	$279,217,799	$276,964,584	$84,818,571	$84,130,034

[1] Including distributions in excess of net investment income	$—	—	$(11,281)	$(11,301)

See accompanying notes

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.350	$ 11.560	$ 11.410	$ 11.160	$ 11.530	$ 11.500

Income (loss) from investment operations:
Net investment income	0.231	0.467	0.468	0.469	0.502	0.510
Net realized and unrealized gain (loss) on investments	0.070	(0.210)	0.174	0.308	(0.253)	0.100
Total from investment operations	0.301	0.257	0.642	0.777	0.249	0.610

Less dividends and distributions from:
Net investment income	(0.231)	(0.467)	(0.468)	(0.469)	(0.502)	(0.510)
Net realized gain on investments	—	—	(0.024)	(0.058)	(0.117)	(0.070)
Total dividends and distributions	(0.231)	(0.467)	(0.492)	(0.527)	(0.619)	(0.580)

Net asset value, end of period	$ 11.420	$ 11.350	$ 11.560	$ 11.410	$ 11.160	$ 11.530

Total return[2]	2.67%	2.31%	5.74%	7.09%	2.17%	5.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 130,222	$ 131,468	$ 134,874	$ 122,436	$ 129,683	$ 141,424
Ratio of expenses to average net assets	0.77%	0.76%	0.80%	0.90%	0.86%	0.90%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.93%	0.91%	0.91%	0.90%	0.91%	0.90%
Ratio of net investment income to average net assets	4.08%	4.12%	4.07%	4.14%	4.37%	4.50%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.92%	3.97%	3.96%	4.14%	4.32%	4.50%
Portfolio turnover	5%	8%	3%	19%	29%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     21

Financial highlights

Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$11.360	$11.570	$11.420	$11.170	$11.540	$11.500

Income (loss) from investment operations:
Net investment income	0.188	0.382	0.382	0.384	0.416	0.426
Net realized and unrealized gain (loss) on investments	0.070	(0.210)	0.174	0.308	(0.253)	0.110
Total from investment operations	0.258	0.172	0.556	0.692	0.163	0.536

Less dividends and distributions from:
Net investment income	(0.188)	(0.382)	(0.382)	(0.384)	(0.416)	(0.426)
Net realized gain on investments	—	—	(0.024)	(0.058)	(0.117)	(0.070)
Total dividends and distributions	(0.188)	(0.382)	(0.406)	(0.442)	(0.533)	(0.496)

Net asset value, end of period	$11.430	$11.360	$11.570	$11.420	$11.170	$11.540

Total return[2]	2.29%	1.54%	4.95%	6.28%	1.41%	4.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,028	$16,413	$19,005	$13,355	$14,666	$13,678
Ratio of expenses to average net assets	1.52%	1.51%	1.55%	1.65%	1.61%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.68%	1.66%	1.66%	1.65%	1.66%	1.65%
Ratio of net investment income to average net assets	3.33%	3.37%	3.32%	3.39%	3.62%	3.75%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.17%	3.22%	3.21%	3.39%	3.57%	3.75%
Portfolio turnover	5%	8%	3%	19%	29%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.380	$ 11.580	$ 11.430	$ 11.180	$ 11.550	$ 11.520

Income (loss) from investment operations:
Net investment income	0.188	0.381	0.382	0.384	0.415	0.426
Net realized and unrealized gain (loss) on investments	0.070	(0.200)	0.174	0.308	(0.253)	0.100
Total from investment operations	0.258	0.181	0.556	0.692	0.162	0.526

Less dividends and distributions from:
Net investment income	(0.188)	(0.381)	(0.382)	(0.384)	(0.415)	(0.426)
Net realized gain on investments	—	—	(0.024)	(0.058)	(0.117)	(0.070)
Total dividends and distributions	(0.188)	(0.381)	(0.406)	(0.442)	(0.532)	(0.496)

Net asset value, end of period	$ 11.450	$ 11.380	$ 11.580	$ 11.430	$ 11.180	$ 11.550

Total return[2]	2.28%	1.63%	4.94%	6.27%	1.40%	4.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,018	$8,117	$8,591	$6,651	$8,544	$8,115
Ratio of expenses to average net assets	1.52%	1.51%	1.55%	1.65%	1.61%	1.65%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.68%	1.66%	1.66%	1.65%	1.66%	1.65%
Ratio of net investment income to average net assets	3.33%	3.37%	3.32%	3.39%	3.62%	3.75%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.17%	3.22%	3.21%	3.39%	3.57%	3.75%
Portfolio turnover	5%	8%	3%	19%	29%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     23

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.400	$ 11.490	$ 11.110	$ 10.750	$ 11.010	$ 10.950

Income (loss) from investment operations:
Net investment income	0.223	0.450	0.462	0.518	0.537	0.546
Net realized and unrealized gain (loss) on investments	0.140	(0.090)	0.380	0.360	(0.260)	0.060
Total from investment operations	0.363	0.360	0.842	0.878	0.277	0.606

Less dividends and distributions from:
Net investment income	(0.223)	(0.450)	(0.462)	(0.518)	(0.537)	(0.546)
Total dividends and distributions	(0.223)	(0.450)	(0.462)	(0.518)	(0.537)	(0.546)

Net asset value, end of period	$ 11.540	$ 11.400	$ 11.490	$ 11.110	$ 10.750	$ 11.010

Total return[2]	3.21%	3.24%	7.72%	8.34%	2.51%	5.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,250	$75,995	$60,744	$24,797	$22,169	$23,462
Ratio of expenses to average net assets	0.90%	0.88%	0.84%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.99%	0.97%	1.06%	0.96%	0.93%	0.97%
Ratio of net investment income to average net assets	3.91%	3.97%	4.03%	4.72%	4.84%	5.05%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.82%	3.88%	3.81%	4.26%	4.41%	4.58%
Portfolio turnover	9%	14%	11%	48%	56%	93%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.440	$ 11.530	$ 11.160	$ 10.790	$ 11.050	$ 10.990

Income (loss) from investment operations:
Net investment income	0.180	0.365	0.377	0.436	0.453	0.465
Net realized and unrealized gain (loss) on investments	0.140	(0.090)	0.370	0.370	(0.260)	0.060
Total from investment operations	0.320	0.275	0.747	0.806	0.193	0.525

Less dividends and distributions from:
Net investment income	(0.180)	(0.365)	(0.377)	(0.436)	(0.453)	(0.465)
Total dividends and distributions	(0.180)	(0.365)	(0.377)	(0.436)	(0.453)	(0.465)

Net asset value, end of period	$ 11.580	$ 11.440	$ 11.530	$ 11.160	$ 10.790	$ 11.050

Total return[2]	2.82%	2.46%	6.80%	7.60%	1.73%	4.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,489	$14,918	$18,254	$14,530	$16,165	$15,105
Ratio of expenses to average net assets	1.65%	1.63%	1.59%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.74%	1.72%	1.81%	1.71%	1.68%	1.72%
Ratio of net investment income to average net assets	3.16%	3.22%	3.28%	3.97%	4.09%	4.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.07%	3.13%	3.06%	3.51%	3.66%	3.83%
Portfolio turnover	9%	14%	11%	48%	56%	93%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     25

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.420	$ 11.500	$ 11.130	$ 10.760	$ 11.020	$ 10.970

Income (loss) from investment operations:
Net investment income	0.180	0.365	0.377	0.436	0.454	0.465
Net realized and unrealized gain (loss) on investments	0.140	(0.080)	0.370	0.370	(0.260)	0.050
Total from investment operations	0.320	0.285	0.747	0.806	0.194	0.515

Less dividends and distributions from:
Net investment income	(0.180)	(0.365)	(0.377)	(0.436)	(0.454)	(0.465)
Total dividends and distributions	(0.180)	(0.365)	(0.377)	(0.436)	(0.454)	(0.465)

Net asset value, end of period	$ 11.560	$ 11.420	$ 11.500	$ 11.130	$ 10.760	$ 11.020

Total return[2]	2.83%	2.56%	6.81%	7.62%	1.74%	4.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,417	$12,768	$9,756	$5,595	$7,013	$7,357
Ratio of expenses to average net assets	1.65%	1.63%	1.59%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.74%	1.72%	1.81%	1.71%	1.68%	1.72%
Ratio of net investment income to average net assets	3.16%	3.22%	3.28%	3.97%	4.09%	4.30%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.07%	3.13%	3.06%	3.51%	3.66%	3.83%
Portfolio turnover	9%	14%	11%	48%	56%	93%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.040	$ 11.200	$ 11.070	$ 10.830	$ 11.080	$ 11.120

Income (loss) from investment operations:
Net investment income	0.233	0.488	0.495	0.510	0.527	0.532
Net realized and unrealized gain (loss) on investments	0.080	(0.160)	0.130	0.240	(0.250)	(0.040)
Total from investment operations	0.313	0.328	0.625	0.750	0.277	0.492

Less dividends and distributions from:
Net investment income	(0.233)	(0.488)	(0.495)	(0.510)	(0.527)	(0.532)
Total dividends and distributions	(0.233)	(0.488)	(0.495)	(0.510)	(0.527)	(0.532)

Net asset value, end of period	$ 11.120	$ 11.040	$ 11.200	$ 11.070	$ 10.830	$ 11.080

Total return[2]	2.86%	3.03%	5.78%	7.04%	2.52%	4.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$262,342	$258,773	$270,149	$276,534	$299,528	$314,695
Ratio of expenses to average net assets	0.95%	0.93%	0.94%	0.95%	0.99%	0.95%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.98%	0.94%	0.94%	0.95%	0.99%	0.95%
Ratio of net investment income to average net assets	4.24%	4.43%	4.46%	4.63%	4.76%	4.86%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.21%	4.42%	4.46%	4.63%	4.76%	4.86%
Portfolio turnover	16%	8%	8%	13%	30%	36%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     27

Financial highlights

Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.050	$ 11.200	$ 11.080	$ 10.830	$ 11.090	$ 11,120

Income (loss) from investment operations:
Net investment income	0.192	0.405	0.412	0.427	0.444	0.450
Net realized and unrealized gain (loss) on investments	0.080	(0.150)	0.120	0.250	(0.260)	(0.030)
Total from investment operations	0.272	0.255	0.532	0.677	0.184	0.420

Less dividends and distributions from:
Net investment income	(0.192)	(0.405)	(0.412)	(0.427)	(0.444)	(0.450)
Total dividends and distributions	(0.192)	(0.405)	(0.412)	(0.427)	(0.444)	(0.450)

Net asset value, end of period	$ 11.130	$ 11.050	$ 11.200	$ 11.080	$ 10.830	$ 11.090

Total return[2]	2.48%	2.35%	4.89%	6.34%	1.66%	3.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,665	$8,221	$10,370	$12,411	$13,108	$14,843
Ratio of expenses to average net assets	1.70%	1.68%	1.69%	1.70%	1.74%	1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.73%	1.69%	1.69%	1.70%	1.74%	1.70%
Ratio of net investment income to average net assets	3.49%	3.68%	3.71%	3.88%	4.01%	4.11%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.46%	3.67%	3.71%	3.88%	4.01%	4.11%
Portfolio turnover	16%	8%	8%	13%	30%	36%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.070	$ 11.220	$ 11.090	$ 10.850	$ 11.100	$ 11.130

Income (loss) from investment operations:
Net investment income	0.192	0.405	0.413	0.427	0.444	0.450
Net realized and unrealized gain (loss) on investments	0.080	(0.150)	0.130	0.240	(0.250)	(0.030)
Total from investment operations	0.272	0.255	0.543	0.667	0.194	0.420

Less dividends and distributions from:
Net investment income	(0.192)	(0.405)	(0.413)	(0.427)	(0.444)	(0.450)
Total dividends and distributions	(0.192)	(0.405)	(0.413)	(0.427)	(0.444)	(0.450)

Net asset value, end of period	$ 11.150	$ 11.070	$ 11.220	$ 11.090	$ 10.850	$ 11.100

Total return[2]	2.47%	2.34%	4.99%	6.23%	1.74%	3.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,211	$9,971	$9,170	$9,579	$8,606	$8,074
Ratio of expenses to average net assets	1.70%	1.68%	1.69%	1.70%	1.74%	1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.73%	1.69%	1.69%	1.70%	1.74%	1.70%
Ratio of net investment income to average net assets	3.49%	3.68%	3.71%	3.88%	4.01%	4.11%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.46%	3.67%	3.71%	3.88%	4.01%	4.11%
Portfolio turnover	16%	8%	8%	13%	30%	36%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     29

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.450	$ 11.630	$ 11.490	$ 11.140	$ 11.320	$ 11.260

Income (loss) from investment operations:
Net investment income	0.222	0.449	0.452	0.478	0.497	0.522
Net realized and unrealized gain (loss) on investments	0.090	(0.180)	0.140	0.353	(0.181)	0.059
Total from investment operations	0.312	0.269	0.592	0.831	0.316	0.581

Less dividends and distributions from:
Net investment income	(0.222)	(0.449)	(0.452)	(0.481)	(0.496)	(0.521)
Total dividends and distributions	(0.222)	(0.449)	(0.452)	(0.481)	(0.496)	(0.521)

Net asset value, end of period	$ 11.540	$ 11.450	$ 11.630	$ 11.490	$ 11.140	$ 11.320

Total return[2]	2.75%	2.40%	5.25%	7.58%	2.81%	5.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,911	$62,808	$60,554	$55,572	$51,682	$45,108
Ratio of expenses to average net assets	0.87%	0.85%	0.87%	0.97%	0.93%	1.00%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.99%	0.98%	0.98%	0.97%	1.00%	1.03%
Ratio of net investment income to average net assets	3.90%	3.95%	3.92%	4.21%	4.36%	4.69%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.78%	3.82%	3.81%	4.21%	4.29%	4.66%
Portfolio turnover	10%	15%	27%	13%	18%	11%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.430	$ 11.610	$ 11.480	$ 11.130	$ 11.310	$ 11.250

Income (loss) from investment operations:
Net investment income	0.180	0.364	0.366	0.393	0.412	0.439
Net realized and unrealized gain (loss) on investments	0.090	(0.180)	0.130	0.353	(0.181)	(0.059
Total from investment operations	0.270	0.184	0.496	0.746	0.231	0.498

Less dividends and distributions from:
Net investment income	(0.180)	(0.364)	(0.366)	(0.396)	(0.411)	(0.438)
Total dividends and distributions	(0.180)	(0.364)	(0.366)	(0.396)	(0.411)	(0.438)

Net asset value, end of period	$ 11.520	$ 11.430	$ 11.610	$ 11.480	$ 11.130	$ 11.310

Total return[2]	2.38%	1.64%	4.39%	6.79%	2.05%	4.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,549	$7,892	$10,911	$13,044	$16,801	$14,809
Ratio of expenses to average net assets	1.62%	1.60%	1.62%	1.72%	1.68%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.74%	1.73%	1.73%	1.72%	1.75%	1.78%
Ratio of net investment income to average net assets	3.15%	3.20%	3.17%	3.46%	3.61%	3.94%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.03%	3.07%	3.06%	3.46%	3.54%	3.91%
Portfolio turnover	10%	15%	27%	13%	18%	11%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     31

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	2/28/07[1]	8/31/06	8/31/05	8/31/04	8/31/03	8/31/02
	(Unaudited)
Net asset value, beginning of period	$ 11.440	$ 11.630	$ 11.490	$ 11.130	$ 11.310	$ 11.250

Income (loss) from investment operations:
Net investment income	0.180	0.364	0.366	0.393	0.413	0.439
Net realized and unrealized gain (loss) on investments	0.090	(0.190)	0.140	0.362	(0.181)	(0.059
Total from investment operations	0.270	0.174	0.506	0.755	0.232	0.498

Less dividends and distributions from:
Net investment income	(0.180)	(0.364)	(0.366)	(0.395)	(0.412)	(0.438)
Total dividends and distributions	(0.180)	(0.364)	(0.366)	(0.395)	(0.412)	(0.438)

Net asset value, end of period	$ 11.530	$ 11.440	$ 11.630	$ 11.490	$ 11.130	$ 11.310

Total return[2]	2.38%	1.56%	4.47%	6.87%	2.05%	4.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,359	$13,430	$15,678	$15,041	$16,296	$9,829
Ratio of expenses to average net assets	1.62%	1.60%	1.62%	1.72%	1.68%	1.75%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.74%	1.73%	1.73%	1.72%	1.75%	1.78%
Ratio of net investment income to average net assets	3.15%	3.20%	3.17%	3.46%	3.61%	3.94%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.03%	3.07%	3.06%	3.46%	3.54%	3.91%
Portfolio turnover	10%	15%	27%	13%	18%	11%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Western States Funds

February 28, 2007 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Fund (formerly, Delaware Tax-Free Arizona Insured Fund) and Delaware Tax-Free Minnesota Insured Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a “Trust” and collectively as the “Trusts.” These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free Idaho Fund (each a “Fund” and, collectively, the “Funds”). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Funds is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Funds net asset value calculations as late as the Funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semiannual report on February 29, 2008. Although the Funds’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on

(continues)     33

Notes to financial statements

Delaware Western States Funds

1. Significant Accounting Policies (continued)

the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under this arrangement are included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed specified percentages of average daily net assets through December 31, 2007 as shown below:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
0.50%	0.63%	0.68%	0.60%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee computed at the annual rate of 0.04% of each Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. At February 28, 2007, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Investment management fees payable to DMC	$40,369	$39,544	$110,053	$26,705
Dividend disbursing, transfer agent,
accounting and administration fees,
and other expenses payable to DSC	23,386	16,013	43,514	14,717
Distribution fees payable to DDLP	89,273	76,521	132,223	57,519
Other expenses payable to DMC and affiliates*	9,580	4,239	10,170	3,303

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2007, each Fund was charged internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
$4,084	$2,882	$7,391	$2,282

For the six months ended February 28, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
$8,758	$8,157	$16,250	$11,613

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Class B	$9,928	$12,505	$1,474	$2,979
Class C	398	64	610	24

Trustees’ fees and benefits include expenses accrued by the Funds for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Funds unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payouts were as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
$19,419	$13,082	$34,628	$10,469

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Purchases	$3,534,445	$11,932,383	$21,374,786	$4,222,600
Sales	6,970,307	4,674,305	22,690,190	5,535,099

At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Cost of investments	$ 144,426,971	$104,308,090	$259,201,354	$79,748,790
Aggregate unrealized appreciation	$ 8,452,182	$ 5,764,681	$ 17,129,810	$ 3,110,121
Aggregate unrealized depreciation	—	(1,961)	(35,280)	(9,711)
Net unrealized appreciation	$ 8,452,182	$ 5,762,720	$ 17,094,530	$ 3,100,410

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2007 and the year ended August 31, 2006 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Six Months Ended 2/28/07*
Tax-exempt income	$3,009,933	$1,977,302	$5,749,490	$1,540,051
Year Ended 8/31/06
Tax-exempt income	$6,300,495	$3,593,780	$12,306,600	$3,237,136

*Tax information for the period ended February 28, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)     35

Notes to financial statements

Delaware Western States Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
Shares of beneficial interest	$147,487,298	$106,060,149	$270,360,412	$82,137,560
Undistributed tax-exempt income	—	1,300	—	—
Other temporary differences	—	—	—	(11,281)
Realized gains (losses) 9/1/06–2/28/07	74,662	84,494	649,140	(56,876)
Post-October losses	—	—	—	(9,381)
Capital loss carryforwards as of 8/31/06	(2,745,965)*	(752,207)	(8,886,283)	(341,861)
Unrealized appreciation of investments	8,452,182	5,762,720	17,094,530	3,100,410
Net assets	$153,268,177	$111,156,456	$279,217,799	$84,818,571

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund (formerly, the Delaware Tax-Free Arizona Insured Fund) reorganization with the Delaware Tax-Free Arizona Fund.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through February 28, 2007 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2007, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware Tax-Free	Delaware Tax-Free
	Colorado Fund	Idaho Fund
Distributions in excess of net investment income	$(4,108)	$(1,254)
Accumulated net realized gain (loss)	4,108	1,254

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2006 will expire as follows:

Year of	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund
2008	$ 985,821	$ —	$ —	$ —
2009	—	746,168	$2,054,025	151,477
2010	—	—	—	166,949
2011	78,759	6,039	—	—
2012	1,681,385	—	4,571,043	—
2013	—	—	57,695	—
2014	—	—	2,203,520	23,435
Total	$2,745,965	$752,207	$8,886,283	$341,861

For the six months ended February 28, 2007, each Fund had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund
$74,662	$84,494	$649,140	$(56,876)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	647,864	971,193	892,149	2,142,834
Class B	3,600	12,623	11,584	81,632
Class C	50,456	107,731	197,964	376,829

Shares issued upon reinvestment of dividends and distributions:
Class A	119,084	249,650	75,894	117,718
Class B	11,705	25,147	11,694	28,142
Class C	6,566	15,949	12,462	21,715
	839,275	1,382,293	1,201,747	2,768,870

Shares repurchased:
Class A	(946,127)	(1,309,086)	(333,438)	(881,647)
Class B	(145,225)	(236,154)	(248,760)	(389,023)
Class C	(69,999)	(151,943)	(81,320)	(128,171)
	(1,161,351)	(1,697,183)	(663,518)	(1,398,841)
Net increase (decrease)	(322,076)	(314,890)	538,229	1,370,029

	Delaware Tax-Free		Delaware Tax-Free
	Colorado Fund		Idaho Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	2/28/07	8/31/06	2/28/07	8/31/06
Shares sold:
Class A	663,177	1,253,924	440,234	909,746
Class B	1,943	3,073	28,858	10,946
Class C	67,705	184,841	22,206	148,802

Shares issued upon reinvestment of dividends and distributions:
Class A	319,386	669,689	69,277	140,782
Class B	6,661	18,549	6,195	16,261
Class C	11,143	22,293	11,009	25,408
	1,070,015	2,152,369	577,779	1,251,945

Shares repurchased:
Class A	(828,117)	(2,621,749)	(369,445)	(770,258)
Class B	(153,621)	(203,332)	(70,133)	(276,018)
Class C	(63,779)	(123,594)	(135,120)	(348,933)
	(1,045,517)	(2,948,675)	(574,698)	(1,395,209)
Net increase (decrease)	24,498	(796,306)	3,081	(143,264)

(continues)     37

Notes to financial statements

Delaware Western States Funds

6. Capital Shares (continued)

For the six months ended February 28, 2007 and the year ended August 31, 2006, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the Statements of Changes in Net Assets.

	Six Months Ended			Year Ended
	2/28/07			8/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free Arizona Fund	34,361	34,367	$390,301	71,582	71,646	$812,252
Delaware Tax-Free California Fund	73,522	73,778	847,314	166,547	167,211	1,896,023
Delaware Tax-Free Colorado Fund	37,842	37,859	419,104	101,489	101,560	1,116,940
Delaware Tax-Free Idaho Fund	27,457	27,427	315,230	62,906	62,842	719,818

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under each Fund’s Liquidity Procedures.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Event

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free Idaho Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free Idaho Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1576)	Printed in the USA
SA-WEST [2/07] CGI 4/07	MF-07-03-148 PO11731

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2007